Annual Fund Operating Expenses - Xtrackers MSCI Europe Hedged Equity ETF - Xtrackers MSCI Europe Hedged Equity ETF	Oct. 01, 2021
Operating Expenses:
Management fee	0.45%
Other Expenses	none
Total annual fund operating expenses	0.45%